Net interest income_Details of interest expense (Details) $ in Thousands, ₩ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 KRW (₩)	Jun. 30, 2017 KRW (₩)	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 KRW (₩)
Interest expense [Abstract]
Interest on deposits due to customers	₩ 704,007	₩ 586,051	₩ 1,358,964		₩ 1,174,384
Interest on borrowings	70,519	57,666	129,929		115,548
Interest on debentures	174,890	154,445	346,948		305,804
Interest expense on others	21,930	20,070	43,101		43,528
Total	₩ 971,346	₩ 818,232	₩ 1,878,942	$ 1,690,000	₩ 1,639,264